Label	Element	Value
(PIMCO All Asset All Authority Portfolio Administrative Class - Supplement) | (PIMCO All Asset All Authority Portfolio)
Prospectus:	rr_ProspectusTable
Supplement Text Block	pimcovit-20200427_SupplementTextBlock
PIMCO Variable Insurance Trust
Supplement dated April 27, 2020 to the Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M Prospectus, each dated April 30, 2020, each as supplemented from time to time (the "Prospectuses"), and to the Statement of Additional Information dated April 30, 2020, as supplemented from time to time
Disclosure Related to the PIMCO All Asset All Authority Portfolio
The following changes to the Prospectuses and Statement of Additional Information were previously disclosed in a supplement dated November 8, 2019.
At a meeting held on November 4-5, 2019, the Board of Trustees considered and approved an Agreement and Plan of Reorganization providing for the reorganization of PIMCO All Asset All Authority Portfolio (the "Target Portfolio") with and into the PIMCO All Asset Portfolio (the "Acquiring Portfolio"). Holders of Administrative Class, Advisor Class, and Institutional Class shares of the Target Portfolio will receive Administrative Class, Advisor Class, and Institutional Class shares, respectively, of the Acquiring Portfolio (the "Reorganization"). The Reorganization does not require contractowner approval, and contractowners will not be asked to vote on the Reorganization. The Reorganization is expected to close on or about June 1, 2020.
On or about April 3, 2020, contractowners of record of the Target Portfolio as of March 20, 2020 were sent an information statement/prospectus containing further information regarding the Reorganization and the Acquiring Portfolio. Pacific Investment Management Company LLC will bear the costs of the Reorganization (exclusive of any brokerage commissions or other portfolio transaction costs of the Acquiring Portfolio or Target Portfolio, which would be borne by the Acquiring Portfolio or Target Portfolio, respectively), including, but not limited to, the following: all third-party costs, fees and expenses attributable to the Reorganization; special Board meeting fees and expenses, if any; and the expenses of drafting, printing and mailing the information statement/prospectus.
PIMCO Variable Insurance Trust
Supplement dated April 27, 2020 to the PIMCO All Asset All Authority Portfolio Administrative Class Prospectus, PIMCO All Asset All Authority Portfolio Institutional Class Prospectus, and PIMCO All Asset All Authority Portfolio Advisor Class Prospectus (the "Prospectuses"), each dated April 30, 2020, each as supplemented from time to time
Disclosure Related to the PIMCO All Asset All Authority Portfolio
The following changes to the Prospectuses were previously disclosed in a supplement dated November 8, 2019.
At a meeting held on November 4-5, 2019, the Board of Trustees considered and approved an Agreement and Plan of Reorganization providing for the reorganization of PIMCO All Asset All Authority Portfolio (the "Target Portfolio") with and into the PIMCO All Asset Portfolio (the "Acquiring Portfolio"). Holders of Administrative Class, Advisor Class, and Institutional Class shares of the Target Portfolio will receive Administrative Class, Advisor Class, and Institutional Class shares, respectively, of the Acquiring Portfolio (the "Reorganization"). The Reorganization does not require contractowner approval, and contractowners will not be asked to vote on the Reorganization. The Reorganization is expected to close on or about June 1, 2020.
On or about April 3, 2020, contractowners of record of the Target Portfolio as of March 20, 2020 were sent an information statement/prospectus containing further information regarding the Reorganization and the Acquiring Portfolio. Pacific Investment Management Company LLC will bear the costs of the Reorganization (exclusive of any brokerage commissions or other portfolio transaction costs of the Acquiring Portfolio or Target Portfolio, which would be borne by the Acquiring Portfolio or Target Portfolio, respectively), including, but not limited to, the following: all third-party costs, fees and expenses attributable to the Reorganization; special Board meeting fees and expenses, if any; and the expenses of drafting, printing and mailing the information statement/prospectus.

(PIMCO All Asset All Authority Portfolio Institutional Class - Supplement) | (PIMCO All Asset All Authority Portfolio)
Prospectus:	rr_ProspectusTable
Supplement Text Block	pimcovit-20200427_SupplementTextBlock
PIMCO Variable Insurance Trust
Supplement dated April 27, 2020 to the Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M Prospectus, each dated April 30, 2020, each as supplemented from time to time (the "Prospectuses"), and to the Statement of Additional Information dated April 30, 2020, as supplemented from time to time
Disclosure Related to the PIMCO All Asset All Authority Portfolio
The following changes to the Prospectuses and Statement of Additional Information were previously disclosed in a supplement dated November 8, 2019.
At a meeting held on November 4-5, 2019, the Board of Trustees considered and approved an Agreement and Plan of Reorganization providing for the reorganization of PIMCO All Asset All Authority Portfolio (the "Target Portfolio") with and into the PIMCO All Asset Portfolio (the "Acquiring Portfolio"). Holders of Administrative Class, Advisor Class, and Institutional Class shares of the Target Portfolio will receive Administrative Class, Advisor Class, and Institutional Class shares, respectively, of the Acquiring Portfolio (the "Reorganization"). The Reorganization does not require contractowner approval, and contractowners will not be asked to vote on the Reorganization. The Reorganization is expected to close on or about June 1, 2020.
On or about April 3, 2020, contractowners of record of the Target Portfolio as of March 20, 2020 were sent an information statement/prospectus containing further information regarding the Reorganization and the Acquiring Portfolio. Pacific Investment Management Company LLC will bear the costs of the Reorganization (exclusive of any brokerage commissions or other portfolio transaction costs of the Acquiring Portfolio or Target Portfolio, which would be borne by the Acquiring Portfolio or Target Portfolio, respectively), including, but not limited to, the following: all third-party costs, fees and expenses attributable to the Reorganization; special Board meeting fees and expenses, if any; and the expenses of drafting, printing and mailing the information statement/prospectus.
PIMCO Variable Insurance Trust
Supplement dated April 27, 2020 to the PIMCO All Asset All Authority Portfolio Administrative Class Prospectus, PIMCO All Asset All Authority Portfolio Institutional Class Prospectus, and PIMCO All Asset All Authority Portfolio Advisor Class Prospectus (the "Prospectuses"), each dated April 30, 2020, each as supplemented from time to time
Disclosure Related to the PIMCO All Asset All Authority Portfolio
The following changes to the Prospectuses were previously disclosed in a supplement dated November 8, 2019.
At a meeting held on November 4-5, 2019, the Board of Trustees considered and approved an Agreement and Plan of Reorganization providing for the reorganization of PIMCO All Asset All Authority Portfolio (the "Target Portfolio") with and into the PIMCO All Asset Portfolio (the "Acquiring Portfolio"). Holders of Administrative Class, Advisor Class, and Institutional Class shares of the Target Portfolio will receive Administrative Class, Advisor Class, and Institutional Class shares, respectively, of the Acquiring Portfolio (the "Reorganization"). The Reorganization does not require contractowner approval, and contractowners will not be asked to vote on the Reorganization. The Reorganization is expected to close on or about June 1, 2020.
On or about April 3, 2020, contractowners of record of the Target Portfolio as of March 20, 2020 were sent an information statement/prospectus containing further information regarding the Reorganization and the Acquiring Portfolio. Pacific Investment Management Company LLC will bear the costs of the Reorganization (exclusive of any brokerage commissions or other portfolio transaction costs of the Acquiring Portfolio or Target Portfolio, which would be borne by the Acquiring Portfolio or Target Portfolio, respectively), including, but not limited to, the following: all third-party costs, fees and expenses attributable to the Reorganization; special Board meeting fees and expenses, if any; and the expenses of drafting, printing and mailing the information statement/prospectus.

(PIMCO All Asset All Authority Portfolio Advisor Class - Supplement) | (PIMCO All Asset All Authority Portfolio)
Prospectus:	rr_ProspectusTable
Supplement Text Block	pimcovit-20200427_SupplementTextBlock
PIMCO Variable Insurance Trust
Supplement dated April 27, 2020 to the Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M Prospectus, each dated April 30, 2020, each as supplemented from time to time (the "Prospectuses"), and to the Statement of Additional Information dated April 30, 2020, as supplemented from time to time
Disclosure Related to the PIMCO All Asset All Authority Portfolio
The following changes to the Prospectuses and Statement of Additional Information were previously disclosed in a supplement dated November 8, 2019.
At a meeting held on November 4-5, 2019, the Board of Trustees considered and approved an Agreement and Plan of Reorganization providing for the reorganization of PIMCO All Asset All Authority Portfolio (the "Target Portfolio") with and into the PIMCO All Asset Portfolio (the "Acquiring Portfolio"). Holders of Administrative Class, Advisor Class, and Institutional Class shares of the Target Portfolio will receive Administrative Class, Advisor Class, and Institutional Class shares, respectively, of the Acquiring Portfolio (the "Reorganization"). The Reorganization does not require contractowner approval, and contractowners will not be asked to vote on the Reorganization. The Reorganization is expected to close on or about June 1, 2020.
On or about April 3, 2020, contractowners of record of the Target Portfolio as of March 20, 2020 were sent an information statement/prospectus containing further information regarding the Reorganization and the Acquiring Portfolio. Pacific Investment Management Company LLC will bear the costs of the Reorganization (exclusive of any brokerage commissions or other portfolio transaction costs of the Acquiring Portfolio or Target Portfolio, which would be borne by the Acquiring Portfolio or Target Portfolio, respectively), including, but not limited to, the following: all third-party costs, fees and expenses attributable to the Reorganization; special Board meeting fees and expenses, if any; and the expenses of drafting, printing and mailing the information statement/prospectus.
PIMCO Variable Insurance Trust
Supplement dated April 27, 2020 to the PIMCO All Asset All Authority Portfolio Administrative Class Prospectus, PIMCO All Asset All Authority Portfolio Institutional Class Prospectus, and PIMCO All Asset All Authority Portfolio Advisor Class Prospectus (the "Prospectuses"), each dated April 30, 2020, each as supplemented from time to time
Disclosure Related to the PIMCO All Asset All Authority Portfolio
The following changes to the Prospectuses were previously disclosed in a supplement dated November 8, 2019.
At a meeting held on November 4-5, 2019, the Board of Trustees considered and approved an Agreement and Plan of Reorganization providing for the reorganization of PIMCO All Asset All Authority Portfolio (the "Target Portfolio") with and into the PIMCO All Asset Portfolio (the "Acquiring Portfolio"). Holders of Administrative Class, Advisor Class, and Institutional Class shares of the Target Portfolio will receive Administrative Class, Advisor Class, and Institutional Class shares, respectively, of the Acquiring Portfolio (the "Reorganization"). The Reorganization does not require contractowner approval, and contractowners will not be asked to vote on the Reorganization. The Reorganization is expected to close on or about June 1, 2020.
On or about April 3, 2020, contractowners of record of the Target Portfolio as of March 20, 2020 were sent an information statement/prospectus containing further information regarding the Reorganization and the Acquiring Portfolio. Pacific Investment Management Company LLC will bear the costs of the Reorganization (exclusive of any brokerage commissions or other portfolio transaction costs of the Acquiring Portfolio or Target Portfolio, which would be borne by the Acquiring Portfolio or Target Portfolio, respectively), including, but not limited to, the following: all third-party costs, fees and expenses attributable to the Reorganization; special Board meeting fees and expenses, if any; and the expenses of drafting, printing and mailing the information statement/prospectus.